Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 44,122	€ 43,471	€ 42,522
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Revenue	686	685
Operating segments [member] | Totem | FRANCE
Disclosure of operating segments [line items]
Revenue	492	473
Operating segments [member] | Totem | SPAIN
Disclosure of operating segments [line items]
Revenue	195	212
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue	1,478	1,540	1,515
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	1,283	1,361	1,353
Operating segments [member] | France (excluding Orange Business), operating segment [member]
Disclosure of operating segments [line items]
Revenue	17,730	17,983	18,092
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue	3,018	2,955	2,862
Operating segments [member] | France (excluding Orange Business), operating segment [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue	707	831	1,010
Operating segments [member] | Orange Business [Member]
Disclosure of operating segments [line items]
Revenue	7,927	7,930	7,757
Operating segments [member] | Orange Business [Member] | Data services [member]
Disclosure of operating segments [line items]
Revenue	2,330	2,448	2,527
Operating segments [member] | Orange Business [Member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue	890	1,018	1,106
Operating segments [member] | Orange Business [Member] | FRANCE
Disclosure of operating segments [line items]
Revenue	5,126	5,126	5,118
Operating segments [member] | Orange Business [Member] | SPAIN
Disclosure of operating segments [line items]
Revenue	19	19	13
Operating segments [member] | Orange Business [Member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue	1,703	1,762	1,294
Operating segments [member] | Orange Business [Member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue	€ 1,079	€ 1,023	€ 1,331